John Hancock Funds II

Supplement dated June 1, 2015 to the current prospectus

Fundamental All Cap Core Fund (the fund)

Effective April 1, 2016, Walter T. McCormick will no longer serve as Portfolio Manager of the fund. Accordingly, all references to Walter T. McCormick as a portfolio manager to the fund will be removed from the prospectus. Emory W. Sanders, Jr. and Jonathan White will continue as portfolio managers of the fund. Through March 31, 2016, Messrs. McCormick, Sanders, and White are jointly and primarily responsible for the day-to-day management of the fund, after which only Messrs. Sanders and White will be jointly and primarily responsible for the day-to-day management of the fund.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated June 1, 2015 to the current prospectus

Fundamental Large Cap Core Fund (the fund)

Effective April 1, 2016, Walter T. McCormick will no longer serve as Portfolio Manager of the fund. Accordingly, all references to Walter T. McCormick as a portfolio manager to the fund will be removed from the prospectus. Emory W. Sanders, Jr. and Jonathan White will continue as portfolio managers of the fund. Through March 31, 2016, Messrs. McCormick, Sanders, and White are jointly and primarily responsible for the day-to-day management of the fund, after which only Messrs. Sanders and White will be jointly and primarily responsible for the day-to-day management of the fund.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated June 1, 2015 to the current prospectus

Fundamental Large Cap Value Fund (the fund)

Effective April 1, 2016, Walter T. McCormick will no longer serve as Portfolio Manager of the fund. Accordingly, all references to Walter T. McCormick as a portfolio manager to the fund will be removed from the prospectus. Nicholas Renart and Emory W. Sanders, Jr. will continue as portfolio managers of the fund. Through March 31, 2016, Messrs. McCormick, Renart, and Sanders are jointly and primarily responsible for the day-to-day management of the fund, after which only Messrs. Renart and Sanders will be jointly and primarily responsible for the day-to-day management of the fund.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated June 1, 2015 to the current prospectus

Fundamental Global Franchise Fund (the fund)

Effective April 1, 2016, Walter T. McCormick will no longer serve as Portfolio Manager of the fund. Accordingly, all references to Walter T. McCormick as a portfolio manager to the fund will be removed from the prospectus. Emory W. Sanders, Jr. and Jonathan White will continue as portfolio managers of the fund. Through March 31, 2016, Messrs. McCormick, Sanders, and White are jointly and primarily responsible for the day-to-day management of the fund, after which only Messrs. Sanders and White will be jointly and primarily responsible for the day-to-day management of the fund.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated June 1, 2015 to the current Statement of Additional Information (“SAI”)

Fundamental All Cap Core Fund
Fundamental Large Cap Core Fund (the funds)

Effective April 1, 2016, Walter T. McCormick will no longer serve as Portfolio Manager of the funds. Accordingly, all references to Walter T. McCormick as a portfolio manager to the funds will be removed from the SAI. Emory W. Sanders, Jr. and Jonathan White will continue as portfolio managers of the funds. Through March 31, 2016, Messrs. McCormick, Sanders, and White are jointly and primarily responsible for the day-to-day management of the funds, after which only Messrs. Sanders and White will be jointly and primarily responsible for the day-to-day management of the funds.

Fundamental Large Cap Value Fund (the fund)

Effective April 1, 2016, Walter T. McCormick will no longer serve as Portfolio Manager of the fund. Accordingly, all references to Walter T. McCormick as a portfolio manager to the fund will be removed from the SAI. Nicholas Renart and Emory W. Sanders, Jr. will continue as portfolio managers of the fund. Through March 31, 2016, Messrs. McCormick, Renart, and Sanders are jointly and primarily responsible for the day-to-day management of the fund, after which only Messrs. Renart and Sanders will be jointly and primarily responsible for the day-to-day management of the fund.

You should read this Supplement in conjunction with the SAI and retain it for future reference.

John Hancock Funds II

Supplement dated June 1, 2015 to the current Statement of Additional Information (“SAI”)

Fundamental Global Franchise Fund (the fund)

Effective April 1, 2016, Walter T. McCormick will no longer serve as Portfolio Manager of the fund. Accordingly, all references to Walter T. McCormick as a portfolio manager to the fund will be removed from the SAI. Emory W. Sanders, Jr. and Jonathan White will continue as portfolio managers of the fund. Through March 31, 2016, Messrs. McCormick, Sanders, and White are jointly and primarily responsible for the day-to-day management of the fund, after which only Messrs. Sanders and White will be jointly and primarily responsible for the day-to-day management of the fund.

You should read this Supplement in conjunction with the SAI and retain it for future reference.